Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Detail) (Minimum [Member])	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Revenue, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%